Segment and Geographical Area Information, Information by Geographical Area (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Information By Geographical Area Line Items
Total net sales	$ 317.6	$ 322.3	$ 338.8	$ 322.6	$ 265.8	$ 263.4	$ 282.4	$ 267.5	$ 1,301.3	[1]	$ 1,079.1		$ 987.0
Income Taxes Paid									3.5		0.8		12.8
Fabricated Products
Information By Geographical Area Line Items
Total net sales									1,301.3		1,078.8		897.1
Fabricated Products | United States
Information By Geographical Area Line Items
Total net sales									1,195.1		991.2		840.1
Income Taxes Paid									1.7		0.1		4.0
Fabricated Products | Canada
Information By Geographical Area Line Items
Total net sales									106.2		87.6		57.0
Income Taxes Paid									1.8		0.7		8.8
All Other
Information By Geographical Area Line Items
Total net sales									0	[2]	0.3	[2]	89.9	[2]
All Other | United Kingdom
Information By Geographical Area Line Items
Total net sales									$ 0		$ 0.3		$ 89.9

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).
[2]	Net sales in All Other in 2010 represent residual activity involving primary aluminum purchased by the Company from Anglesey while it continued its smelting operations, prior to September 30, 2009, and resold by the Company in the first quarter of 2010. In connection with Anglesey’s remelt operations beginning in the fourth quarter of 2009, the Company changed its basis of revenue recognition from gross to a net basis (see Note 1).